Stock Incentive Plans (Stock options outstanding ) (Details) (USD $)					6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2014 Stock options	Dec. 31, 2013 Stock options	Jun. 30, 2014 Stock options $2.00 - $2.20	Dec. 31, 2013 Stock options $2.00 - $2.20	Jun. 30, 2014 Stock options $11.60 - $50.00	Dec. 31, 2013 Stock options $11.60 - $50.00	Jun. 30, 2014 Stock options $50.01 - $90.80	Dec. 31, 2013 Stock options $50.01 - $90.80	Jun. 30, 2014 Stock options $127.60 - $167.60	Dec. 31, 2013 Stock options $127.60 - $167.60	Jun. 30, 2014 Stock options $207.60 - $588.80	Dec. 31, 2013 Stock options $420.00 - $588.80
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower range of price							$ 2.00	$ 2.00	$ 11.60	$ 11.60	$ 50.01	$ 50.00	$ 127.60	$ 127.60	$ 207.60	$ 420.00
Upper range of price							$ 2.20	$ 2.20	$ 50.00	$ 50.00	$ 90.80	$ 90.80	$ 167.60	$ 207.60	$ 588.80	$ 588.80
Options Outstanding, Number Outstanding	284,505	284,829	284,829	578,257	284,504	284,829	154,288	154,288	39,406	39,406	56,463	56,463	33,666	33,666	682	1,006
Options Outstanding, Weighted-Average Remaining Contractual Life (Years)					5 years 10 months 24 days	6 years 4 months 21 days	7 years 2 months 1 day	7 years 7 months 28 days	4 years 10 months 28 days	5 years 4 months 28 days	4 years 4 months 2 days	4 years 9 months 29 days	3 years 11 months 16 days	4 years 5 months 12 days	2 years 3 months 29 days	1 year 9 months 18 days
Options Outstanding, Weighted Average Exercise Price	$ 39.02	$ 39.46	$ 39.46	$ 26.22	$ 39.02	$ 39.39	$ 2.02	$ 2.02	$ 37.61	$ 37.61	$ 70.29	$ 70.24	$ 148.2	$ 148.20	$ 513.3	$ 485.37
Options Exercisable, Number Exercisable	266,532	246,559	194,058		266,532	246,559	136,316	116,018	39,406	39,406	56,463	56,463	33,666	33,666	681	1,006
Options Exercisable, Weighted Average Exercise Price	$ 41.51	$ 45.28	$ 56.62		$ 41.51	$ 45.19	$ 2.02	$ 2.02	$ 37.61	$ 37.61	$ 70.29	$ 70.24	$ 148.2	$ 148.20	$ 513.3	$ 467.05
Options Outstanding, Weighted-Average Remaining Contractual Life, Exercisable (Years)					6 years 6 months 15 days	6 years 2 months 9 days